SUBSEQUENT EVENTS - Agreement to sell Healthscope Pathology Business (Details) $ in Millions	3 Months Ended
Sep. 30, 2020 USD ($)
Pathology, New Zealand | Announcement of plan to discontinue operation
Disclosure of non-adjusting events after reporting period [line items]
Expected proceeds from sale of subsidiary	$ 360